Long-Term Debt - Additional Information (Details)	1 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($) credit_facility vessel	Jan. 31, 2016 USD ($) credit_facility	Dec. 31, 2017 USD ($) SecurityLoan credit_facility vessel	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Total principal	$ 963,247,000		$ 963,247,000	$ 941,661,000
Repayments of short-term debt		$ 845,800,000
Interest at a weighted-average fixed rate	3.50%		3.50%	2.40%
Secured Debt
Debt Instrument [Line Items]
Total principal	$ 423,512,000		$ 423,512,000	$ 475,466,000
Fixed rate percentage	5.40%		5.40%
Secured Debt | Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Debt term			6 months
Maintain the greater of free cash liquidity			$ 50,000,000
Minimum liquidity as a percentage of debt	5.00%		5.00%
Secured Debt Two | Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Maintain the greater of free cash liquidity			$ 100,000,000
Minimum liquidity as a percentage of debt	7.50%		7.50%
Term Loan Due 2021
Debt Instrument [Line Items]
Number of debt instruments | SecurityLoan			2
Term Loan Due 2021 | Secured Debt
Debt Instrument [Line Items]
Number of debt instruments | SecurityLoan			3
2017 Revolver
Debt Instrument [Line Items]
Number of debt instruments | credit_facility	2
Secured long-term debt facility	$ 270,000,000		$ 270,000,000
Repayments of debt	$ 215,800,000
Collateral, number of vessels | vessel	14		14
Minimum hull coverage ratios	125.00%
Actual hull coverage ratio	191.00%		191.00%
2017 Revolver | Not Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Debt term			6 months
Minimum liquidity covenant requirement	$ 35,000,000		$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement	5.00%		5.00%
2016 Debt Facility
Debt Instrument [Line Items]
Secured long-term debt facility		$ 894,400,000.0
Collateral, number of vessels | vessel	29		29
Minimum hull coverage ratios			125.00%
Actual hull coverage ratio	145.00%		145.00%
2016 Debt Facility | Not Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Debt term			6 months
Minimum liquidity covenant requirement	$ 35,000,000		$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement	5.00%		5.00%
Revolving Credit Facility | Revolving Credit Facilities
Debt Instrument [Line Items]
Total principal	$ 0		$ 0	55,100,000
Remaining Revolving Credit Facilities | Revolving Credit Facilities
Debt Instrument [Line Items]
Total principal	$ 65,600,000		$ 65,600,000	$ 72,000,000
Debt term			6 months
Remaining Secured Debt | Remaining Secured Debt
Debt Instrument [Line Items]
Number of debt instruments | credit_facility			2
Remaining Secured Debt | Secured Debt
Debt Instrument [Line Items]
Collateral, number of vessels | vessel	6		6
Minimum
Debt Instrument [Line Items]
Percentage of margin			0.30%
Maximum
Debt Instrument [Line Items]
Percentage of margin			2.75%
LIBOR | Minimum | Secured Debt
Debt Instrument [Line Items]
Percentage of margin			0.30%	0.30%
LIBOR | Maximum | Secured Debt
Debt Instrument [Line Items]
Percentage of margin			2.00%	2.00%
Secured Debt Two | Minimum | Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Debt term			6 months
Revolving Credit Facilities
Debt Instrument [Line Items]
Number of debt instruments | credit_facility			3
Revolving credit facilities borrowing capacity	$ 628,300,000.0		$ 628,300,000.0	$ 500,500,000.0
Undrawn amount of revolving credit facility	88,600,000		88,600,000	34,300,000
Total principal	$ 539,735,000		539,735,000	$ 466,195,000
Revolving Credit Facilities | Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Maintain the greater of free cash liquidity			$ 50,000,000
Minimum liquidity as a percentage of debt	5.00%		5.00%
Revolving Credit Facilities | Term Loan
Debt Instrument [Line Items]
Aggregate annual long-term principal repayments, 2018	$ 167,200,000		$ 167,200,000
Aggregate annual long-term principal repayments, 2019	105,700,000		105,700,000
Aggregate annual long-term principal repayments, 2020	131,900,000		131,900,000
Aggregate annual long-term principal repayments, 2021	402,900,000		402,900,000
Aggregate annual long-term principal repayments, 2022	$ 155,500,000		155,500,000
Revolving Credit Facilities | 2018
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers			89,500,000
Revolving Credit Facilities | 2019
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers			30,200,000
Revolving Credit Facilities | 2020
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers			30,200,000
Revolving Credit Facilities | 2021
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers			322,900,000
Revolving Credit Facilities | 2022
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers			$ 155,500,000
Revolving Credit Facilities | January 2021 | Term Loan | Bridge Loan
Debt Instrument [Line Items]
Number of debt instruments | credit_facility		2
Revolving Credit Facilities | Remaining Revolving Credit Facilities
Debt Instrument [Line Items]
Collateral, number of vessels | vessel	3		3
Minimum hull coverage ratios			105.00%
Actual hull coverage ratio	118.00%		118.00%	117.00%
Revolving Credit Facilities | LIBOR | Minimum
Debt Instrument [Line Items]
Percentage of margin			0.45%	0.45%
Revolving Credit Facilities | LIBOR | Maximum
Debt Instrument [Line Items]
Percentage of margin			2.75%	2.00%